Other Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

(8) Other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Others	$108,365	$144,372
Total	$108,365	$144,372

(9) Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following as of September 30, 2025, and 2024:

	2025	2024
Others	$144,372	$56,207
Totals	$144,372	$56,207